Shareholder Report, Holdings (Details)	May 31, 2025
C000256479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000256479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
C000256479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000256479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000256479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000256479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
C000256479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000256479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[1]
C000256479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[1]
C000256479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
C000256479 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
C000256478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000256478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
C000256478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[2]
C000256478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000256478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000256478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[2]
C000256478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000256478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[2]
C000256478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[2]
C000256478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000256478 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000256477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000256477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[3]
C000256477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000256477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000256477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000256477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[3]
C000256477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000256477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[3]
C000256477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[3]
C000256477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[3]
C000256477 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000256476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[4]
C000256476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[4]
C000256476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[4]
C000256476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000256476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000256476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[4]
C000256476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
C000256476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[4]
C000256476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[4]
C000256476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[4]
C000256476 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[4]
C000256494 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000256494 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000256494 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000256494 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000256494 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000256494 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000256494 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.30%	[5]
C000256494 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%	[5]
C000256494 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.10%	[5]
C000256494 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.50%	[5]
C000256494 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.30%	[5]
C000256494 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[5]
C000256494 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000256494 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
C000256494 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%	[5]
C000256494 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.50%	[5]
C000256491 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6]
C000256491 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000256491 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.10%	[6]
C000256491 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%	[6]
C000256491 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000256491 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%	[6]
C000256491 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.30%	[6]
C000256491 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000256491 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000256491 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.50%	[6]
C000256491 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.30%	[6]
C000256491 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000256491 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[6]
C000256491 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000256491 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%	[6]
C000256491 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.50%	[6]
C000256492 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000256492 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.20%	[7]
C000256492 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000256492 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%	[7]
C000256492 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000256492 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000256492 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.30%	[7]
C000256492 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000256492 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.10%	[7]
C000256492 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.50%	[7]
C000256492 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000256492 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000256492 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000256492 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000256492 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%	[7]
C000256492 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.50%	[7]
C000256493 [Member] | Other individually less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000256493 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000256493 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000256493 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%	[8]
C000256493 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.40%	[8]
C000256493 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000256493 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.30%	[8]
C000256493 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000256493 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.10%	[8]
C000256493 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.50%	[8]
C000256493 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.30%	[8]
C000256493 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000256493 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[8]
C000256493 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000256493 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%	[8]
C000256493 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.50%	[8]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.